Other Payables and Accruals - Schedule of Components of Other Payables and Accruals (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Components of Other Payables and Accruals [Abstract]
Accrued expenses	$ 28,080	$ 22,077	$ 208,454	$ 152,579	$ 131,435
Other payables	488,681	384,214	503,997	368,905	553,161
GST payable	112,066	88,109	93,399	68,364	91,828
Other payables and accruals	$ 628,827	$ 494,400	$ 805,850	$ 589,848	$ 776,424